Financial Instruments - Summary of fair value of financial instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 689.8	$ 677.3
Financial liabilities	1,886.5	2,408.7
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	297.8	274.7
Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,551.6	2,066.2
Foreign exchange forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.4	10.5
Foreign exchange collar contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		4.3
Measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	684.2	602.6
Financial liabilities	1,886.1	2,393.9
Measured at amortized cost [member] | Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,551.6	2,066.2
Measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	5.5	74.8
Financial liabilities	0.4	14.8
Measured at fair value [member] | Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Non-current borrowings	0.0	0.0
Financial liabilities	0.0	0.0
Measured at fair value [member] | Foreign exchange forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.4	10.5
Measured at fair value [member] | Foreign exchange collar contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		4.3
Derivative Financial Instrument [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	5.5	74.8
Financial liabilities	1,570.2	2,209.0
Derivative Financial Instrument [Member] | Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Derivative Financial Instrument [Member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Derivative Financial Instrument [Member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Derivative Financial Instrument [Member] | Embedded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		65.7
Derivative Financial Instrument [Member] | Foreign exchange contracts not designated as hedging instrument [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1.0	8.7
Derivative Financial Instrument [Member] | Interest rate cap [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4.5	0.4
Derivative Financial Instrument [Member] | Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Non-current borrowings	1,569.8	2,194.2
Current borrowings	0.0	0.0
Financial liabilities	1,569.8	2,194.2
Derivative Financial Instrument [Member] | Trade payables [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.0
Derivative Financial Instrument [Member] | Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.0	0.0
Derivative Financial Instrument [Member] | Other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.0	0.0
Derivative Financial Instrument [Member] | Foreign exchange forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.4	10.5
Derivative Financial Instrument [Member] | Foreign exchange collar contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		4.3
Derivative Financial Instrument [Member] | Measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	689.8	677.3
Financial liabilities	1,886.5	2,408.7
Derivative Financial Instrument [Member] | Measured at amortized cost [member] | Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	290.4	262.0
Derivative Financial Instrument [Member] | Measured at amortized cost [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	371.6	320.1
Derivative Financial Instrument [Member] | Measured at amortized cost [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	22.2	20.4
Derivative Financial Instrument [Member] | Measured at amortized cost [member] | Embedded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		65.7
Derivative Financial Instrument [Member] | Measured at amortized cost [member] | Foreign exchange contracts not designated as hedging instrument [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1.0	8.7
Financial liabilities	0.4
Derivative Financial Instrument [Member] | Measured at amortized cost [member] | Interest rate cap [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4.5	0.4
Derivative Financial Instrument [Member] | Measured at amortized cost [member] | Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Non-current borrowings	1,540.9	2,065.7
Current borrowings	10.7	0.5
Financial liabilities	1,551.6	2,066.2
Derivative Financial Instrument [Member] | Measured at amortized cost [member] | Trade payables [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	259.2	221.0
Derivative Financial Instrument [Member] | Measured at amortized cost [member] | Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	64.2	81.5
Derivative Financial Instrument [Member] | Measured at amortized cost [member] | Other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	11.1	25.3
Derivative Financial Instrument [Member] | Measured at amortized cost [member] | Foreign exchange forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		10.5
Derivative Financial Instrument [Member] | Measured at amortized cost [member] | Foreign exchange collar contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		4.3
Derivative Financial Instrument [Member] | Level 2 | Measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	5.5	74.8
Financial liabilities	1,570.2	2,209.0
Derivative Financial Instrument [Member] | Level 2 | Measured at fair value [member] | Embedded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		65.7
Derivative Financial Instrument [Member] | Level 2 | Measured at fair value [member] | Foreign exchange contracts not designated as hedging instrument [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1.0	8.7
Derivative Financial Instrument [Member] | Level 2 | Measured at fair value [member] | Interest rate cap [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4.5	0.4
Derivative Financial Instrument [Member] | Level 2 | Measured at fair value [member] | Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Non-current borrowings	1,569.8	2,194.2
Financial liabilities	1,569.8	2,194.2
Derivative Financial Instrument [Member] | Level 2 | Measured at fair value [member] | Foreign exchange forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 0.4	10.5
Derivative Financial Instrument [Member] | Level 2 | Measured at fair value [member] | Foreign exchange collar contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		$ 4.3